Income Tax - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes [Abstract]
Current	$ (1,558,286)	$ (394,138)	$ (10,499,015)
Deferred	(772,605)	(3,699,019)	7,061,033
Total	$ (2,330,891)	$ (4,093,157)	$ (3,437,982)